FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2024
Financial Instruments [Abstract]
FINANCIAL INSTRUMENTS	FINANCIAL INSTRUMENTS
Financial instruments by category
As of December 31, 2024

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,880,475	77,313	—	1,957,788
Other financial assets, current	51,730	—	15,565	67,295
Trade and others accounts receivable, current	1,163,707	—	—	1,163,707
Accounts receivable from related entities, current	25	—	—	25
Other financial assets, non current	53,772	—	—	53,772
Accounts receivable, non current	12,342	—	—	12,342
Total	3,162,051	77,313	15,565	3,254,929

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	635,213	—	—	635,213
Trade and others accounts payable, current	2,133,572	—	—	2,133,572
Accounts payable to related entities, current	12,875	—	—	12,875
Other financial liabilities, non-current	6,515,238	—	—	6,515,238
Accounts payable, non-current	491,762	—	—	491,762
Total	9,788,660	—	—	9,788,660
As of December 31, 2023

Assets	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalents	1,625,055	89,706	—	1,714,761
Other financial assets, current	152,683	—	22,136	174,819
Trade and others accounts receivable, current	1,385,910	—	—	1,385,910
Accounts receivable from related entities, current	28	—	—	28
Other financial assets, non current	34,485	—	—	34,485
Accounts receivable, non current	12,949	—	—	12,949
Total	3,211,110	89,706	22,136	3,322,952

Liabilities	Measured at amortized cost	At fair value with changes in results	Hedge derivatives	Total
	ThUS$	ThUS$	ThUS$	ThUS$
Other financial liabilities, current	594,519	—	1,544	596,063
Trade and others accounts payable, current	1,765,279	—	—	1,765,279
Accounts payable to related entities, current	7,444	—	—	7,444
Other financial liabilities, non-current	6,341,669	—	—	6,341,669
Accounts payable, non-current	418,587	—	—	418,587
Total	9,127,498	—	1,544	9,129,042